SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Increase)/decrease in accounts receivable	$ (3,290)	$ 215
(Increase)/decrease in inventories	(4,861)	9,187
Increase in prepaids and other	(180)	(737)
Increase/(decrease) in accounts payable and accrued liabilities	753	(25,837)
Decrease in other liability	(6,410)	0
Total changes in working capital	$ (13,988)	$ (17,172)